Vessels, net	6 Months Ended
Jun. 30, 2014
VESSELS, NET [Abstract]
Vessels, net
NOTE 4 — VESSELS, NET

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$ 853,410	$ (132,019)	$721,391
Additions	341,193	(36,431	)304,762
Balance December 31, 2013	$1,194,603	$ (168,450)	$1,026,153
Additions	44,654	(24,648	)20,006
Balance June 30, 2014	$1,239,257	$(193,098)	$1,046,159

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Deposits for vessel acquisitions represent deposits for vessels to be delivered in the future.

On January 7, 2014, Navios Partners acquired from an unrelated third party the Navios La Paix, a new building Ultra-Handymax vessel of 61,485 dwt, for an acquisition cost of $28,478, of which $5,688 was transferred from vessel deposits.

On January 18, 2014, Navios Partners acquired from an unrelated third party the Navios Sun, a 2005-built Panamax vessel of 76,619 dwt, for an acquisition cost of $16,176, of which $1,583 was transferred from vessel deposits.